Commitments and contingencies	12 Months Ended
Dec. 31, 2024
Commitments and contingencies
Commitments and contingencies

19.Commitments and contingencies

Commitment

The Group had no purchase commitment as of December 31, 2024. The information of lease commitments is provided in Note 12.

Contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

The Company is not aware of any pending or threatened claims and litigation as of December 31, 2024 and through the issuance date of these consolidated financial statements.